Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 49.8	$ 135.6
Receivables:
Trade, less allowance for doubtul receivables of $0.9 at December 31, 2011 and $0.6 at December 31, 2010, respectively	98.9	83.0
Other	1.2	5.2
Inventories	205.7	167.5
Prepaid expenses and other current assets	78.9	80.1
Total current assets	434.5	471.4
Property, plant, and equipment - net	367.8	354.1
Net asset in respect of VEBA(s)	144.7	158.0
Deferred tax assets - net	226.9	245.3
Intangible assets - net	37.2	4.0
Goodwill	37.2	3.1
Other assets	72.3	83.0
Total	1,320.6	1,318.9
Current liabilities:
Accounts payable	62.2	50.8
Accrued salaries, wages, and related expenses	30.9	31.1
Other accrued liabilities	41.0	42.0
Payable to affiliate	14.4	17.1
Long-term debt-current portion	1.3	1.3
Total current liabilities	149.8	142.3
Net liability in respect of VEBA	20.6	0
Long-term liabilities	126.0	134.7
Cash convertible senior notes	148.0	141.4
Other long-term debt	3.4	11.8
Total liabilities	447.8	430.2
Commitments and contingencies - Note 11
Stockholders' equity:
Preferred stock, 5,000,000 shares authorized at both December 31, 2011 and December 31, 2010; no shares were issued and outstanding at December 31, 2011 and December 31, 2010	0	0
Common stock, par value $0.01, 90,000,000 shares authorized at both December 31, 2011 and at December 31, 2010; 19,253,185 shares issued and outstanding at December 31, 2011 and 19,214,451 shares issued and outstanding at December 31, 2010	0.2	0.2
Additional capital	998.4	987.1
Retained earnings	84.4	78.0
Common stock owned by Union VEBA subject to transfer restrictions, at reorganization value, 2,202,495 shares at December 31, 2011 and 3,523,980 shares at December 31, 2010	(52.9)	(84.6)
Treasury stock, at cost, 1,724,606 shares at December 31, 2011 and December 31, 2010	(72.3)	(72.3)
Accumulated other comprehensive loss	(85.0)	(19.7)
Total stockholders' equity	872.8	888.7
Total	$ 1,320.6	$ 1,318.9